Disclosures on financial instruments - Summary of Financial Assets and Liabilities Measured at Fair Value (Parenthetical) (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2019 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Mark to market gain loss on financial instruments	₨ 41.5
Mark to market gain loss recognised in other comprehensive income	₨ 669.4